Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Examination [Line Items]
Income tax expense benefit		$ 0		$ 0
Domestic Tax Authority [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards					$ 232,116
Tax credit carryforward, Amount					7,485
Domestic Tax Authority [Member] | Tax Period Before 2018
Income Tax Examination [Line Items]
Operating Loss Carryforwards					$ 27,104
Operating loss carryforwards, Expiration year					2037
Domestic Tax Authority [Member] | Tax Period Before 2017
Income Tax Examination [Line Items]
Operating Loss Carryforwards					$ 205,012
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards					$ 197,424
Operating loss carryforwards, Expiration year					2040
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Income Tax Examination [Line Items]
Income tax expense benefit	$ 0		$ 0